SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Aug. 05, 2020	Jun. 08, 2020	Feb. 04, 2020	Jul. 31, 2021	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount										$ 3,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 10.64	$ 8.55	$ 6.63
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options						$ 19,788
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						3 years 1 month 9 days
Additional Stock Repurchase Program Authorized Amount									$ 176,000
Treasury stock, shares						30,796,692	29,471,614
Dividend payable Percent Per Share	$ 0.17		$ 0.16
Dividends Payable	$ 5,600		$ 5,300
Share price		$ 35
Net proceeds from offering		$ 85,426				$ 0	$ 85,426	$ 0
Issuance of ordinary shares, Shares		2,600,000
Dividends Payable, Date to be Paid	Aug. 26, 2021		Mar. 04, 2021
Dividends Payable, Date of Record	Aug. 11, 2021		Feb. 18, 2021
Share Repurchase Program
Class of Stock [Line Items]
Additional Stock Repurchase Program Authorized Amount				$ 35,000	$ 30,000	$ 35,000
Treasury stock, shares						30,796,692
Stock Redeemed or Called During Period, Value						$ 179,641
Aggregate Consideration for shares repurchased						$ 41,852
Stock Repurchased and Retired During Period, Shares						1,325,078
Employee And Non-employee Stock Option Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						787,785
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						$ 9,281	$ 10,633	$ 9,352